FORWARD FUNDS

Forward Strategic Alternatives Fund

Supplement dated May 22, 2012
to the

Forward Funds Class Z Prospectus

dated May 1, 2012

The following information applies to the Forward Strategic Alternatives Fund (the “Fund”) only:
Effective immediately, the “Average Annual Total Returns” table for the Fund on page 25 of the Forward Funds Class Z Prospectus shall be replaced to read as follows:

Average Annual Total Returns

For the period ended December 31, 2011	1 Year		Since Inception
Forward Strategic Alternatives Fund – Class Z (Inception: 5/1/09)
Return Before Taxes	–	1.88%	5.12%
Return After Taxes on Distributions	–	2.05%	4.67%
Return After Taxes on Distributions and Sale of Fund Shares	–	1.22%	4.12%
Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)		5.28%	11.83%
Barclays Capital U.S. Aggregate Bond Index		7.84%	7.38%
S&P 500 Index		2.11%	15.64%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Forward Funds
Central Index Key	dei_EntityCentralIndexKey	0000889188
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 22, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 22, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	ff_SupplementTextBlock
FORWARD FUNDS

Forward Strategic Alternatives Fund

Supplement dated May 22, 2012
to the

Forward Funds Class Z Prospectus

dated May 1, 2012

The following information applies to the Forward Strategic Alternatives Fund (the “Fund”) only:
Effective immediately, the “Average Annual Total Returns” table for the Fund on page 25 of the Forward Funds Class Z Prospectus shall be replaced to read as follows:

Average Annual Total Returns

For the period ended December 31, 2011	1 Year		Since Inception
Forward Strategic Alternatives Fund – Class Z (Inception: 5/1/09)
Return Before Taxes	–	1.88%	5.12%
Return After Taxes on Distributions	–	2.05%	4.67%
Return After Taxes on Distributions and Sale of Fund Shares	–	1.22%	4.12%
Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)		5.28%	11.83%
Barclays Capital U.S. Aggregate Bond Index		7.84%	7.38%
S&P 500 Index		2.11%	15.64%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Class Z Shares | Forward Strategic Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock
FORWARD FUNDS

Forward Strategic Alternatives Fund

Supplement dated May 22, 2012
to the

Forward Funds Class Z Prospectus

dated May 1, 2012

The following information applies to the Forward Strategic Alternatives Fund (the “Fund”) only:
Effective immediately, the “Average Annual Total Returns” table for the Fund on page 25 of the Forward Funds Class Z Prospectus shall be replaced to read as follows:

Average Annual Total Returns

For the period ended December 31, 2011	1 Year		Since Inception
Forward Strategic Alternatives Fund – Class Z (Inception: 5/1/09)
Return Before Taxes	–	1.88%	5.12%
Return After Taxes on Distributions	–	2.05%	4.67%
Return After Taxes on Distributions and Sale of Fund Shares	–	1.22%	4.12%
Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)		5.28%	11.83%
Barclays Capital U.S. Aggregate Bond Index		7.84%	7.38%
S&P 500 Index		2.11%	15.64%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2011
Class Z Shares | Forward Strategic Alternatives Fund | CLASS Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Class Z Shares | Forward Strategic Alternatives Fund | Return After Taxes on Distributions | CLASS Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Class Z Shares | Forward Strategic Alternatives Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Class Z Shares | Forward Strategic Alternatives Fund | Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.28%
Since Inception	rr_AverageAnnualReturnSinceInception	11.83%
Class Z Shares | Forward Strategic Alternatives Fund | Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%
Class Z Shares | Forward Strategic Alternatives Fund | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	15.64%